Events After the Reporting Period - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	32,479,000	32,479,000
Non Adjusting Event After Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	139,489
Proceeds from issue of share capital	£ 0.6